Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005442
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	5.51%	6.39%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.27%	5.37%	6.05%